Basis of preparation	6 Months Ended
Jun. 30, 2022
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
The unaudited condensed consolidated interim financial statements included in this report have been prepared in accordance with: International Accounting Standard ('IAS') 34 'Interim Financial Reporting' as issued by the International Accounting Standards Board ('IASB').

These unaudited condensed consolidated interim financial statements do not include all of the information required for a full annual financial report and are to be read in conjunction with the Group’s annual financial statements for the year ended 31 December 2021 and any public announcements made by the Group during the interim reporting period.

The 2021 financial statements have been prepared on a going concern basis in accordance with International Financial Reporting Standards ('IFRS') as issued by the IASB and interpretations issued from time to time by the IFRS Interpretations Committee (IFRS IC) which are mandatory at 31 December 2021.